Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (19,164)	$ (22,862)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	547	498
Remeasurement of warrants		11,373
Share-based compensation	2,238	2,257
Changes in assets and liabilities:
Decrease (increase) in receivables and prepaid expenses	1,397	(13)
Decrease (increase) in other long-term assets	(10)	3
Increase (decrease) in trade payables	782	(951)
Increase in other payables and accrued expenses and other liabilities	659	2,242
Net cash used in operating activities	(13,551)	(7,453)
Cash flows from investing activities:
Purchase of property and equipment	(391)	(608)
Short-term deposits, net	(242)	10,631
Long-term deposits, net	17,061
Pre-payment for equipment	(787)
Net cash provided by investing activities	15,641	10,023
Cash flows from financing activities:
Proceeds from exercise of Warrants	632	13
Proceeds from exercise of options	402
Proceeds from issuance of Ordinary Shares in connection with IPO, net		62,776
Net cash provided by financing activities	1,034	62,789
Increase in cash, cash equivalents and restricted cash	3,124	65,359
Cash, cash equivalents and restricted cash at the beginning of the period	4,908	4,498
Cash, cash equivalents and restricted cash at the end of the period	8,032	69,857
Reconciliation of cash, cash equivalents and restricted cash as shown in the condensed consolidated statements of cash flow:
Cash and cash equivalents	7,448	69,282
Restricted cash and restricted cash included in long-term assets	584	575
Total cash, cash equivalents and restricted cash	$ 8,032	$ 69,857